Share capital (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
As at 1 January and 31 December
Number of shares	15,200,383,440	15,200,383,440	15,200,383,440	14,420,383,000
Share capital	¥ 15,200,383	¥ 15,200,383	¥ 15,200,383
A shares [member]
As at 1 January and 31 December
Number of shares	10,500,000,000	10,500,000,000	10,500,000,000
Share capital	¥ 10,500,000	¥ 10,500,000	¥ 10,500,000
Overseas listed foreign shares [member]
As at 1 January and 31 December
Number of shares	4,700,383,440	4,700,383,440	4,700,383,440
Share capital	¥ 4,700,383	¥ 4,700,383	¥ 4,700,383